Share capital	12 Months Ended
Dec. 31, 2023
Share Capital
Share capital

12. Share capital

	Number of shares	Amount in USD

Issued ordinary shares with USD1 par value classified as equity instruments:
As at January 1, 2022/December 31, 2022/December 31, 2023	10,000	10,000

Ordinary shares

The Company was established under the laws of British Virgin Islands on August 28, 2024. The authorized and outstanding numbers of ordinary shares were 50,000 shares and 1 share, with USD1 par value each, at the date of incorporation, respectively.

At the date these combined and consolidated financial statements were issued, a total of 10,000 ordinary shares of USD1 par value were issued and outstanding.

The holders of ordinary shares are entitled to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held.